PROVISION FOR POST-RETIREMENT HEALTH CARE COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Valuation Assumptions
The valuation assumptions are:
— Health care cost inflation rate	7.50%	8.00%
— Discount rate	8.00%	8.75%

Net Periodic Benefit Cost
The net periodic benefit cost is explained as follows:
Service costs	0.3	0.1

Net periodic benefit cost	0.3	0.1

Effect of Assumed Health Care Trend Rates on Amount Reported for Health Care Plans

A 100 basis point (1%) change in assumed health care cost trend rates would have affected the aggregate of service and interest cost and consequently, the accumulated post-retirement health care benefit obligation as noted below:

	December 31, 2012	December 31, 2011
	1% increase in health care trend costs would have increased ($m):
— Aggregate service and interest costs	0.03	0.03
— Accumulated post-retirement health care benefit obligation	0.20	0.20

	1% decrease in health care trend costs would have decreased ($m):
— Aggregate service and interest costs	(0.01)	(0.01)
— Accumulated post-retirement health care benefit obligation	(0.20)	(0.20)

South Deep Mine (Member)
Funded Status and Amounts Recognized by Group for Post-retirement Health Care Costs

The following table sets forth the funded status and amounts recognized by the Group for post-retirement health care costs:

	December 31, 2012	December 31, 2011
Actuarial present value	2.1	2.1
Plan assets at fair value	—	—

Accumulated benefit obligation in excess of plan assets	2.1	2.1
Prior service costs	—	—
Unrecognized net (gain)/loss	—	—

Post-retirement health care liability	2.1	2.1

Reconciliation of Benefit Obligation for Post-Retirement Health Care Cost	The following is a reconciliation of the benefit obligation:

Opening balance	2.1	2.6
Service costs	0.3	0.1
Contributions paid	(0.1)	(0.2)
Translation	(0.2)	(0.4)

Closing balance	2.1	2.1